INVESTMENT IN UNCONSOLIDATED AFFILIATES - Additional Information (Detail) - Branded Online Inc dba Nogin [Member]		6 Months Ended	12 Months Ended
	Apr. 06, 2021 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and Advances to Affiliates, at Fair Value			$ 6,437,000	$ 0	$ 0
Investments in and Advances to Affiliates, at Fair Value, Period Increase (Decrease)			4,937,000	$ 0
Mod Cloth [Member] | Corporate Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Payments to Acquire Interest in Joint Venture	$ 1,500,000
Percentage Of Ownership Interest In Unconsolidated Affiliates	50.00%
Investments in and Advances to Affiliates, at Fair Value		$ 4,500,000	6,400,000
Investments in and Advances to Affiliates, at Fair Value, Period Increase (Decrease)		1,900,000	4,900,000
Mod Cloth [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and Advances to Affiliates, at Fair Value		4,497,000	$ 6,437,000
Investments in and Advances to Affiliates, at Fair Value, Period Increase (Decrease)		$ (1,940,000)
Mod Cloth [Member] | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input		16.3	18
Mod Cloth [Member] | Guideline Public Company Method [Member] | Measurement Input, Revenue Multiple [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input		0.8	0.7
Mod Cloth [Member] | Guideline Transaction Method [Member] | Measurement Input, Revenue Multiple [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input		0.85	0.73
IPCO Holdings LLC [Member] | Corporate Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and Advances to Affiliates, at Fair Value		$ 7,100,000	$ 7,100,000
Investments in and Advances to Affiliates, at Fair Value, Period Increase (Decrease)		41,000
Other Income		1,600
IPCO Holdings LLC [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in and Advances to Affiliates, at Fair Value		7,092,000	$ 7,133,000
Investments in and Advances to Affiliates, at Fair Value, Period Increase (Decrease)		$ (41,000)
IPCO Holdings LLC [Member] | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input		19.3
IPCO Holdings LLC [Member] | Guideline Public Company Method [Member] | Measurement Input, Revenue Multiple [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input		0.25
IPCO Holdings LLC [Member] | Guideline Transaction Method [Member] | Measurement Input, Revenue Multiple [Member] | Fair Value, Inputs, Level 3 [Member]
Investments in and Advances to Affiliates [Line Items]
Equity Securities, FV-NI, Measurement Input		0.29